JPMORGAN U.S. EQUITY FUNDS

JPMorgan Value Discovery Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated November 26, 2008
to the Prospectuses dated November 1, 2008

The portfolio manager information under “The Portfolio Managers” heading in “The Funds’ Management and Administration” section of the Prospectuses for the JPMorgan Value Discovery Fund is hereby deleted in its entirety and replaced by the following:

The portfolio management team is led by Brian K. Green, Vice President and a CFA charterholder. Mr. Green has been a portfolio manager since 1998 and an employee of JPMIM or its affiliates since 1994.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-VALD-1108

JPMORGAN U.S. EQUITY FUNDS

JPMorgan Value Discovery Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated November 26, 2008
to the Statement of Additional Information dated November 1, 2008, as supplemented

The following sections replace the information under the headings “Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan Value Discovery Fund:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of June 30, 2008.

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Value Discovery Fund
Brian K. Green	0	0	1	552	6	68

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2008.

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Value Discovery Fund
Brian K. Green	0	0	0	0	0	0

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager, as of June 30, 2008.

Aggregate Dollar Range of Securities in the Fund
	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	over $1,000,000
Value Discovery Fund
Brian K. Green	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-VALD-1108